DIGITAL ASSETS Q (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Digital Asset Holdings
The following tables provide additional detail related to the Company’s digital assets balance as of September 30, 2025 and December 31, 2024:

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	September 30, 2025
Digital intangible assets (includes $1,287.5 million measured at fair value)	$1,413,619	$—	$55,635	$1,469,254
Digital financial assets	—	101,551	—	101,551
Total self-custodied (1)	1,413,619	101,551	55,635	1,570,805

Digital intangible assets (includes $850.9 million measured at fair value)	1,002,275	—	865	1,003,140
Digital financial assets	—	45,855	—	45,855
Total held with third parties, including centralized trading platforms	1,002,275	45,855	865	1,048,995

Collateral posted with counterparties (2) (measured at fair value)	536,773	—	—	536,773

Digital assets associated with decentralized finance protocols (2)(3)	832,418	175,543	—	1,007,961
Total digital assets	$3,785,085	$322,949	$56,500	$4,164,534

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2024
Digital intangible assets (includes $1,480.9 million measured at fair value)	$1,544,377	$—	$75	$1,544,452
Digital financial assets	—	353,459	—	353,459
Total self-custodied (1)	1,544,377	353,459	75	1,897,911

Digital intangible assets (includes $451.4 million measured at fair value)	523,002	—	20,904	543,906
Digital financial assets	—	1,392	—	1,392
Total held with third parties, including centralized trading platforms	523,002	1,392	20,904	545,298

Collateral posted with counterparties (2) (measured at fair value)	85,874	—	—	85,874

Digital assets associated with decentralized finance protocols (3)	394,328	4,814	—	399,142
Total digital assets	$2,547,581	$359,665	$20,979	$2,928,225
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(1)Includes digital assets subject to sale restrictions, as well as certain digital assets bonded to validator nodes. Excludes digital assets issued by decentralized finance protocols which are self-custodied.
(2)Digital intangible assets posted as collateral under master loan agreements to third parties, for which control has not transferred, supports digital asset and fiat borrowings of $382.6 million and $53.7 million as of September 30, 2025 and December 31, 2024, respectively.
(3)Digital assets associated with decentralized finance protocols collectively support borrowings on these platforms of $115.0 million and $124.9 million as of September 30, 2025 and December 31, 2024, respectively. Decentralized finance protocols typically require borrowers to maintain a loan to value ratio of no greater than approximately 80% and 95%, collateral dependent. Includes self-custodied wrapped digital assets and digital assets held in smart contracts where the Company retains control.
The following tables show the Company’s most significant gross digital asset holdings as of September 30, 2025 and December 31, 2024:

	September 30, 2025
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	18,400	$2,087,617	$2,098,313
USDC	138,936,587	139,676	138,881
SOL	659,207	137,055	137,563
SUSDC	116,838,833	124,847	124,943
Ether	29,200	117,203	121,037
HYPE	2,306,639	69,021	104,401
USDS	35,102,923	35,304	35,176
NEAR	11,115,528	35,248	29,223
Other	not meaningful	278,844	263,384
Digital assets measured at fair value		3,024,815	3,052,921
Digital assets not measured at fair value	not meaningful	1,147,049	1,111,613
Total digital assets		$4,171,864	$4,164,534

	December 31, 2024
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	13,704	$1,335,194	$1,277,816
Ether	112,248	378,907	373,871
USDC	333,713,029	334,224	333,652
SOL	498,767	73,567	94,288
UNI	5,216,565	71,911	68,922
TIA	9,626,784	17,995	34,116
Other	not meaningful	231,228	195,357
Digital assets measured at fair value		2,443,026	2,378,022
Digital assets not measured at fair value	not meaningful	598,295	550,203
Total digital assets		$3,041,321	$2,928,225